PROVISIONS - Schedule of Product Warranty (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Provisions for product warranty	$ 2,886	$ 3,827
Restoration liabilities	2,371	1,832
Other provisions	5,257	5,659	$ 6,506	$ 8,050
Current	4,306	4,240
Non-current	$ 951	$ 1,419